The Vantagepoint Funds
777 N. Capitol Street N.E.
Washington, D.C. 20002
August 28, 2012
Angela C. Montez
(202) 962-8096
amontez@icmarc.org
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	The Vantagepoint Funds File Nos. 333-60789 and 811-08941
To Whom It May Concern:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of The Vantagepoint Funds (the “Funds”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 38 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 38 is the most recent amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 24, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (202) 962-8096.
Very truly yours,
/s/ Angela C. Montez
Angela C. Montez
Secretary of The Vantagepoint Funds